SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value

The fair value of the Company's stock options granted to employees for the years ended December 31, 2020, 2019 and 2018 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2020	2019	2018

Risk free interest	-	1.35%-2.51%	2.48%-2.82%
Dividend yields	-	0%	0%
Volatility	-	33.35%-34.32%	33%
Expected term (in years)	-	4.22-4.26	4.3-4.39

Schedule of Stock-Based Compensation Expenses

During the year ended December 31, 2020, 2019 and 2018 the stock-based compensation for options were recognized in the consolidated statement of income (loss) in the following line items:

	Year ended December 31,
	2020	2019	2018

Cost of revenues of products	$82	$138	$75
Cost of revenues of services	84	120	39
Research and development, net	279	280	134
Selling and marketing	287	448	236
General and administrative	550	1,149	522
	$1,282	$2,135	$1,006

Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of employee option balances under the 2008 Plan as of December 31, 2020 and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price (*)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands) (*)

Outstanding at January 1, 2020	3,168,980	$6.6	3.8	$5,936

Granted	-	$-
Exercised	(269,702)	$4.8
Forfeited	(122,500)	$8.1

Outstanding at December 31, 2020	2,776,778	$6.7	3.0	$2,393

Exercisable at December 31, 2020	1,360,403	$5.0	1.9	$2,258

(*) In November 2020 the Company distributed a cash dividend in the amount of $19,999 or $0.36 per share. All exercise prices were updated on a retrospective basis (See also Note 11.c)

Schedule of Stock Option Activity by Exercise Price

The outstanding and exercisable options granted to employees under the 2008 Plan as of December 31, 2020, have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options outstanding as of December 31, 2020	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable as of December 31, 2020	Weighted average exercise price of exercisable options

$2.96-4.27	824,982	1.3	$4.0	824,982	4.0
$4.32-5.70	333,046	2.4	$5.0	235,421	5.0
$7.05-9.15	1,618,750	4.0	$8.4	300,000	7.5

	2,776,778	3.0	$6.7	1,360,403	5.0